Expense Example - FidelityInternationalIndexFunds-ComboPRO - FidelityInternationalIndexFunds-ComboPRO - Fidelity Emerging Markets Index Fund - Fidelity Emerging Markets Index Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 8
3 years	24
5 years	42
10 years	$ 96